FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about financial instruments [abstract]
Schedule of maximum exposure to credit risk
	December 31
	2018	2017
	Carrying amount
	$ thousands	$ thousands

Cash and cash equivalents	7,517	1,454
Long-term pledged deposits	120	-

	7,637	1,454

Schedule of contractual maturities of financial liabilities, including estimated interest payments:
	December 31,
	2018	2017
	Carrying amount
	$ thousands	$ thousands
Financial liabilities
Trade payables	396	160
Other payables	1,545	2,285

Total	1,941	2,445

Schedule of CPI and foreign currency risk
	December 31, 2018
	NIS	NIS CPI-Linked	In other currency	Total
	$ thousands

Assets
Cash and cash equivalents	201	-	7,316	7,517
Long-term pledged deposits	120	-	-	120

	321	-	7,316	7,637
Liabilities
Trade payables	132	-	264	396
Other payables	467	-	1,078	1,545
Derivative Financial Instruments	10,603	-	-	10,603

	11,202	-	1,342	12,544

	December 31, 2017
	NIS	NIS CPI-Linked	In other currency	Total
	$ thousands

Assets
Cash and cash equivalents	322	-	1,132	1,454

	322	-	1,132	1,454
Liabilities
Trade payables	100	-	60	160
Other payables	501	-	1,784	2,285

	601	-	1,844	2,445

Schedule of sensitivity analysis
	December 31, 2018		December 31, 2017
	Increase	Decrease	Increase	Decrease
	Equity and profit or loss	Equity and profit or loss	Equity and profit or loss	Equity and profit or loss

Change of 5% in the $/NIS exchange rate	308	(308)	(47)	47
Change of 5% in the euro/NIS exchange rate	(9)	9	11	(11)

Schedule of interest rate risk
	December 31,
	2018	2017
	$ thousands	$ thousands

Fixed-interest instruments

Cash and cash equivalents	6,000	18
Long-term pledged deposits	120	-
	6,120	18

Schedule of financial instruments measured at fair value
	December 31, 2018
	Level 1	Level 2	Level 3	Total
	$ thousands	$ thousands	$ thousands	$ thousands

Financial assets measured at fair value

Derivative Financial Instrument	-	-	10,603	10,603

	-	-	10,603	10,603

Schedule of changes in Level 3 instruments
	Derivative Financial Instrument- warrants	Derivative Financial Instrument - price protection mechanism	Total
	$ thousands

Closing balance as of June 29, 2018*	6,531	5,458	11,989
Loss (Gain) recognized in profit or loss during 2018	(2,791)	1,706	(1,085)
Currency translation difference	(112)	(189)	(301)
Closing balance as of December 31, 2018	3,628	6,975	10,603

* The date the Derivative Financial Instruments were issued.

Schedule of financial Instruments are measured at fair value using standard valuation techniques
	December 31, 2018	June 29, 2018
Observable inputs:
Share price (NIS)	9.36	13.2
Exercise price (NIS)	16.2	16.2
Volatility	48%	52%
Risk-free rate	0.54-1.83%	0.21-1.58%
Cost of capital	15%	14%